Segment and Revenue by Geography and by Major Customer	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 14- SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

	Year Ended December 31, 2022
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	74,540	16,175	90,715
Gross profit	58,425	4,965	63,390
Research and development expenses	20,901	37,306	58,207
Sales and marketing expenses	7,290	9,669	16,959
General and administrative expenses	8,259	8,334	16,593
Segment operating profit (loss)	21,975	(50,344)	(28,369)
Change in fair value of Forfeiture Shares			2,907
Financial income, net			(1,770)
Loss before taxes on income			(27,232)

Depreciation expenses	641	736	1,377

	Year Ended December 31, 2021
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	62,801	7,883	70,684
Gross profit	48,909	1,670	50,579
Research and development expenses	14,054	32,821	46,875
Sales and marketing expenses	6,944	7,270	14,214
General and administrative expenses	8,322	8,234	16,556
Segment operating profit (loss)	19,589	(46,655)	(27,066)
Change in fair value of Forfeiture Shares			(173)
Financial income, net			1,102
Loss before taxes on income			(26,137)

Depreciation expenses	371	728	1,099

	Year Ended December 31, 2020
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	54,843	2,067	56,910
Gross profit (loss)	43,609	(131)	43,478
Research and development expenses	13,116	31,609	44,725
Sales and marketing expenses	6,625	7,032	13,657
General and administrative expenses	4,064	3,820	7,884
Segment operating profit (loss)	19,804	(42,592)	(22,788)
Financial income, net			3,300
Loss before taxes on income			(19,488)

Depreciation expenses	419	674	1,093

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Israel	2,803	1,670	1,028
China	9,609	15,574	11,989
Hong Kong	15,157	13,964	9,780
United States	17,494	10,842	7,969
Mexico	4,443	2,381	7,708
Japan	9,238	7,669	6,802
Hungary	11,205	5,978	1,424
Other	20,766	12,606	10,210
	90,715	70,684	56,910

c.	Supplemental data - Major Customers:

The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
	2022	2021
Accounts Receivable	U.S. dollars in thousands
Customer A	9%	16%
Customer B	10%	12%
Customer C	26%	20%
Customer D	16%	0%

	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Revenues
Customer A	7%	9%	10%
Customer C	12%	10%	17%
Customer E	10%	11%	12%
Customer F	10%	6%	6%

d.	Long-lived assets by Geography:

	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Domestic (Israel)	5,827	2,259	1,543
Taiwan	184	199	344
China	225	210	312
USA	217	73	151
Singapore	124	-	-
Other	37	-	3
	6,614	2,741	2,353